Schedule of Investments (unaudited)
February 28, 2026
BlackRock Energy Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 2.4%
Air Liquide SA	14,364	$ 3,020,395
Linde PLC	10,130	5,146,850
		8,167,245
Consumer Staples Distribution & Retail — 0.7%
Alimentation Couche-Tard, Inc.	39,668	2,407,329
Energy Equipment & Services — 3.6%
Liberty Energy, Inc., Class A	69,836	1,961,693
Poseidon Concepts Corp.(a)(b)	35,081	—
Subsea 7 SA	60,824	1,764,382
TechnipFMC PLC	110,453	7,324,139
Tecnicas Reunidas SA(b)	32,736	1,425,362
		12,475,576
Oil, Gas & Consumable Fuels — 90.8%
California Resources Corp.	29,066	1,710,243
Cameco Corp. (CAD)	50,219	5,941,382
Canadian Natural Resources Ltd.	291,964	12,771,887
Cheniere Energy, Inc.	44,379	10,461,462
Chevron Corp.	209,705	39,164,506
ConocoPhillips	104,209	11,823,553
EQT Corp.	70,014	4,300,260
Exxon Mobil Corp.	469,898	71,659,445
Gazprom PJSC(a)(b)	639,500	83
Gaztransport Et Technigaz SA	20,239	4,622,141
Kinder Morgan, Inc.	351,925	11,708,545
Kosmos Energy Ltd.(b)(c)	664,916	1,549,254
Pembina Pipeline Corp.	52,326	2,299,728
Permian Resources Corp., Class A	458,367	8,383,532
Repsol SA	224,677	5,084,572
Shell PLC	763,474	31,976,486
Suncor Energy, Inc.	206,901	11,687,051
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	48,577	$ 11,454,457
TC Energy Corp.	203,451	13,073,187
TotalEnergies SE	279,861	22,417,318
Valero Energy Corp.	59,195	12,113,665
Williams Cos., Inc. (The)	200,638	14,991,671
		309,194,428
Total Long-Term Investments — 97.5% (Cost: $183,640,976)		332,244,578
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(e)(f)	993,328	993,825
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.56%(d)(e)	1,792,899	1,792,899
Total Short-Term Securities — 0.8% (Cost: $2,786,724)		2,786,724
Total Investments — 98.3% (Cost: $186,427,700)		335,031,302
Other Assets Less Liabilities — 1.7%		5,628,662
Net Assets — 100.0%		$ 340,659,964

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 993,833 (a)	$ —	$ (8)	$ —	$ 993,825	993,328	$ 706 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,948,783	—	(155,884)(a)	—	—	1,792,899	1,792,899	103,661	—
				$ (8)	$ —	$ 2,786,724		$ 104,367	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Energy Opportunities Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$ 5,146,850	$ 3,020,395	$ —	$ 8,167,245
Consumer Staples Distribution & Retail	2,407,329	—	—	2,407,329
Energy Equipment & Services	9,285,832	3,189,744	—	12,475,576
Oil, Gas & Consumable Fuels	245,093,828	64,100,517	83	309,194,428
Short-Term Securities
Money Market Funds	2,786,724	—	—	2,786,724
	$ 264,720,563	$ 70,310,656	$ 83	$ 335,031,302

Currency Abbreviation
CAD	Canadian Dollar